SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense [Line Items]
Services and fees	$ 106,272	$ 91,853	$ 73,401
Labor cost	382,392	355,967	299,139
Depreciation of property, plant and equipment	23,915	16,562	13,990
Amortization of intangible assets	43,201	37,126	26,395
Maintenance and expenses	12,312	10,340	8,311
Taxes	149,256	164,935	170,216
Office expenses	86,016	72,426	41,921
Freight and transportation	812,694	681,416	499,127
Others	29,135	28,525	11,032
Selling, general and administrative expenses	1,650,759	1,471,678	1,143,646
Accumulated impairment
Selling, general and administrative expense [Line Items]
Increase (decrease) of allowance for doubtful accounts	5,566	12,528	114
PwC
Selling, general and administrative expense [Line Items]
Auditor's remuneration	4,411	5,340	3,991
Auditor's remuneration for audit services	3,954	4,783	3,681
Auditor's remuneration for audit-related services	338	268	272
Auditor's remuneration for other services	$ 119	281	$ 38
Auditor's remuneration for tax services		$ 8